Income Tax - Reconciliation of Beginning and Ending Amounts of Unrecognized Tax Benefits (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Balance at beginning of year	$ 310	$ 238	$ 226
Additions based on tax positions related to the current year	43	43	34
Additions for tax positions of prior years	8	13	1
Reduction for tax positions of prior years	(310)	(9)	(13)
Settlements	(18)	(2)
Prepayment / Refund	8	(4)
Reductions due to lapse of statute of limitations			(4)
Foreign currency translation	(16)	31	(6)
Balance at end of year	$ 25	$ 310	$ 238